Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated October 5, 2015, to the

Prospectus for Institutional Investors, Prospectus for Individual Investors, and Statement of Additional

Information, dated February 28, 2015

Effective October 5, 2015, the following changes are made to the Prospectuses for the Institutional and Investor Classes of the International Small Companies Portfolio included in the Fund’s Prospectus for Institutional Investors and Prospectus for Individual Investors, respectively.

A. Prospectus for Institutional Investors

1.	The caption and the paragraph immediately following the caption “Portfolio Managers” on page 10 of the Prospectus for Institutional Investors is replaced with the following:

Portfolio Manager

Jafar Rizvi serves as the portfolio manager of the International Small Companies Portfolio.

Mr. Rizvi has held his position since June 2011.

2.	The fifth paragraph that appears after the caption “PORTFOLIO MANAGEMENT” on page 25 of the Prospectus for Institutional Investors is deleted in its entirety.

B. Prospectus for Individual Investors

1.	The caption and the paragraph immediately following the caption “Portfolio Managers” on page 10 of the Prospectus for Individual Investors is replaced with the following:

Portfolio Manager

Jafar Rizvi serves as the portfolio manager of the International Small Companies Portfolio.

Mr. Rizvi has held his position since June 2011.

2.	The fifth paragraph that appears after the caption “PORTFOLIO MANAGEMENT” on page 22 of the Prospectus for Individual Investors is deleted in its entirety.

C. Statement of Additional Information.

All references to Josephine Lewis in the Statement of Additional Information are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.